Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2018
HCML Share Option Scheme
Share-based Compensation
A summary of share option activity and related information

	Number of share options	Weighted average exercise price in £ per share	Weighted average remaining contractual life (years)	Aggregate intrinsic value (in £'000)
Outstanding at January 1, 2017	1,039,596	15.00	6.77	7,900
Granted	150,000	31.05
Exercised	(56,309)	5.16
Cancelled	(6,875)	6.10
Outstanding at December 31, 2017	1,126,412	17.69	6.29	43,158
Granted	949,626	46.78
Exercised	(85,646)	6.10
Outstanding at June 30, 2018	1,990,392	32.07	7.72	28,530
Vested and exercisable at December 31, 2017	951,412	15.52	5.81	38,508
Vested and exercisable at June 30, 2018	928,266	17.13	5.46	26,702

Assumption for fair value of share options granted

	Year Ended December 31,				Six Months Ended June 30,
	2011	2013	2016	2017	2018
Weighted average grant date fair value of share options (in £ per share)	1.84	3.15	8.99	12.69	16.71
Significant inputs into the valuation model (weighted average):
Exercise price (in £ per share)	4.41	6.10	19.70	31.05	46.78
Share price at effective date of grant (in £ per share)	4.33	6.10	19.70	31.05	46.57
Expected volatility (note (a))	46.6%	36.0%	39.0%	36.3%	37.7%
Risk-free interest rate (note (b))	3.13%	3.16%	1.00%	1.17%	1.47%
Contractual life of share options (in years)	10	10	8	10	10
Expected dividend yield (note (c))	0%	0%	0%	0%	0%

Notes:

(a)   The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.

(b)   The risk-free interest rates used in the Polynomial model are with reference to the sovereign yield of the United Kingdom because the Company's ordinary shares are currently listed on AIM and denominated in £.

(c)   The Company has not declared or paid any dividends and does not currently expect to do so in the foreseeable future, and therefore uses an expected dividend yield of zero in the Polynomial model.

Summary of share option exercises
	Six Months Ended June 30,
	2018	2017
	(in US$'000)
Cash received from share options exercised	720	174
Total intrinsic value of share options exercised	4,817	1,049

Summary of share-based compensation expenses
	Six Months Ended June 30,

	2018	2017

	(in US$'000)
Research and development expenses	2,616	565
Administrative expenses	175	—

	2,791	565

LTIP
Share-based Compensation
Schedule of treasury shares (in the form of ordinary shares or ADS of the Company) purchased and held by the Trustee

	Number of treasury shares	Cost in US$'000
As at January 1, 2017	62,921	2,390
Purchased	35,095	1,367
Vested	(42,038)	(1,800)
As at December 31, 2017	55,978	1,957
Purchased	79,500	5,451
Vested	(23,375)	(731)
As at June 30, 2018	112,103	6,677

Summary of share-based compensation expenses

	Six Months Ended June 30,

	2018	2017

	(in US$'000)
Research and development expenses	878	691
Selling and administrative expenses	723	578

	1,601	1,269

Recorded with a corresponding credit to:
Liability	789	594
Additional paid-in capital	812	675

	1,601	1,269